RELATED PARTY TRANSACTIONS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) member	Dec. 31, 2017 USD ($) member	Dec. 31, 2016 USD ($) member
Disclosure of transactions between related parties [line items]
Number of members of senior management | member	5	5	5
Short-term benefits including employee salaries and bonuses and director retainer and committee fees	$ 4,591	$ 4,099	$ 4,842
Post-employment and other long-term benefits	289	295	305
Share-based compensation expense	1,016	1,619	5,195
Total remuneration	$ 5,896	$ 6,013	$ 10,342